SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2017
Prospective Adoption of New Accounting Pronouncements [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption		$ 16
Assets [member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 25
Liabilities [member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	9
Equity [member]
Prospective Adoption of New Accounting Pronouncements [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 16